UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934.

For the monthly distribution period from July 1, 2014 to July 31, 2014

Commission File Number of issuing entity: 333-178682-03

WORLD OMNI AUTOMOBILE LEASE SECURITIZATION TRUST 2013-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-178682

WORLD OMNI AUTO LEASING LLC

(Exact name of depositor as specified in its charter)

WORLD OMNI FINANCIAL CORP.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

90-0399122

(I.R.S. Employer Identification No.)

190 Jim Moran Boulevard, Deerfield Beach, FL 33442

(Address, including zip code, of principal executive offices of the issuing entity)

(954) 429-2200

(Telephone number, including area code, of the issuing entity)

Former name or former address, if changed since last report: Not applicable.

Registered/reporting pursuant to (check one):

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	☐	☐	☒	☐
Asset Backed Notes, Class A-2	☐	☐	☒	☐
Asset Backed Notes, Class A-3	☐	☐	☒	☐
Asset Backed Notes, Class A-4	☐	☐	☒	☐
Asset Backed Notes, Class B	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.                                  Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the assets of World Omni Automobile Lease Securitization Trust 2013-A for the distribution period commencing on July 1, 2014 and expiring on July 31, 2014 is set forth in the Monthly Servicer’s Certificate that is attached to this report as Exhibit 99.1, which Certificate is incorporated by reference herein. See the Exchange Note Sale Agreement, Indenture and other documents filed as exhibits to the Form 8-K filed by the Issuing Entity on September 18, 2012 for a description of the transaction and defined terms used in this report and the attached Monthly Servicer’s Certificate.

ITEM 1121 (c) OF REGULATION AB. REPURCHASES AND REPLACEMENTS

No activity to report for the distribution period as required by Item 1121 (c) of Regulation AB.

Date of Most Recent Form ABS-15G: February 10, 2014

Central Index Key (CIK) of Securitizer: 0001004150

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

The Bank of New York Mellon, the indenture trustee, has been named as a defendant in civil litigation (BlackRock Allocation Target Shares: Series S Portfolio et al. v. The Bank of New York Mellon, No. 651866/2014 (N.Y.Sup. Jun. 18, 2014)), concerning its role as trustee of certain residential mortgage backed securities (“RMBS”) trusts.  On June 18, 2014, a group of institutional investors filed a civil action against The Bank of New York Mellon in the Supreme Court of the State of New York, New York County. Similar complaints have been filed by the same group of institutional investors against other entities servicing as trustees for other RMBS trusts. The complaint seeks damages attributable to The Bank of New York Mellon’s alleged failure to (i) enforce repurchase rights against sellers of defective mortgage loans and (ii) properly monitor the respective mortgage loan servicers. The complaint also asserts claims for breach of contract, breach of fiduciary duty, negligence and violations of the Trust Indenture Act of 1939.

Item 3. Sales of Securities and Use of Proceeds.

Not applicable.

Item 4. Defaults Upon Senior Securities.

Not applicable.

Item 5. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 6. Significant Obligors of Pool Assets.

Not applicable.

Item 7. Significant Enhancement Provider Information.

Not applicable.

Item 8. Other Information.

Not applicable.

Item 9. Exhibits.

Exhibit 99.1.    Monthly Servicer’s Certificate for the distribution period commencing on July 1, 2014 and expiring on July 31, 2014.

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

World Omni Automobile Lease Securitization Trust 2013-A
(Issuing entity)

	By:	World Omni Financial Corp.
(Servicer, not in its individual capacity, but solely as Servicer on behalf of the Issuing Entity)

Date: August 29, 2014		/s/ Victor A. De Jesus
Victor A. De Jesus
Vice President, Finance and Administration /
Chief Financial Officer

Exhibit Index

Exhibit No.	Description
Exhibit 99.1	Monthly Servicer’s Certificate for the distribution period commencing on July 1, 2014 and expiring on July 31, 2014.